Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 12, 2024
Share-Based Compensation [Line Items]
Exercisable grant term		8 years 7 months 24 days
Shares granted (in Shares)					364,000
Vested RSU’s (in Dollars)
Exercise price per share (in Dollars per share)
Options value (in Dollars)	$ 193
Replacement options per share (in Dollars per share)		$ 18.1
Replacement warrants (in Dollars)		$ 59
Total fair value option (in Dollars per share)			$ 1.03	$ 0.157
Total unrecognized costs (in Dollars)		$ 549
Recognized over a period		4 years
American Depositary Shares [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)	18,680
Exercise price per share (in Dollars per share)	$ 18.1
Exchange for the options shares (in Shares)		5,627
2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term		10 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vested term			3 years
Shares granted (in Shares)		94,964	36,423
Vested RSU’s (in Dollars)			$ 635
Aggregate purchase shares (in Shares)	18,680
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)			8,509
Minimum [Member] | 2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Vested term		3 years
Maximum [Member] | 2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Vested term		4 years
Board of directors [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)			44,933
2018 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term		10 years
2018 Israeli Share Option Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vested term		3 years
2018 Israeli Share Option Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vested term		4 years